Common stock	3 Months Ended
Jul. 31, 2012
Equity [Abstract]
Common stock

Note 4	Common stock

On January 5, 2010, the Company authorized issuance of 2,000,000 restricted common stock, at a unit price of $0.001 per share, as part of a Section 4(2) subscription to the directors of the Company. Total proceeds were $2,000.

During the year ended April 30, 2011, the Company received an aggregate $15,000 for the issuance of 1,500,000 restricted common stock at a price of $0.01 per share.